Related party transactions and Directors' remuneration - Disclosure required by the Companies Act 2006 (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
39. Related party transactions and Directors' remuneration
Aggregate emoluments	£ 8.4	£ 8.5
Amounts paid under LTIPs	0.0	0.8
Total directors expense in accordance with companies act 2006	£ 8.4	£ 9.3